Basis of Presentation - Schedule of entities (Details)	12 Months Ended
Dec. 31, 2025
Plasmavita Healthcare GmbH
Basis of presentation.
Proportion of ownership interest (as a percent)	50.00%
Grifols (Thailand) Pte Ltd.
Basis of presentation.
Proportion of ownership interest (as a percent)	48.00%